Significant Risks and Uncertainties Including Business and Credit Concentrations - Schedule of Revenues and Percentage of Combined Revenues (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
Revenue - Vitol Group	$ 220.0	$ 232.4	$ 227.9
Vitol Group [Member]
Concentration Risk [Line Items]
Revenue - Vitol Group	$ 220.0	$ 232.4	$ 227.9
Vitol Group [Member] | Customer Concentration Risk [Member] | Revenues [Member]
Concentration Risk [Line Items]
Percentage of total revenue - Vitol Group	76.00%	76.60%	76.20%